Employee Benefits Plans (Details Textual 1) - Share-based Compensation Plan	12 Months Ended
Dec. 31, 2019
Employee Stock Option [Member]
Employee Benefit Plans Additional (Textual) [Abstract]
Stock Options Terms of Award	Stock options granted under the provisions of the Plan and prior plans permit purchase of our common stock at exercise prices equivalent to the average fair market value of ConocoPhillips common stock on the date the options were granted. The options have terms of 10 years and generally vest ratably, with one-third of the options awarded vesting and becoming exercisable on each anniversary date following the date of grant. Options awarded to certain employees already eligible for retirement vest within six months of the grant date, but those options do not become exercisable until the end of the normal vesting period. Beginning in 2018, stock option grants were discontinued and replaced with three-year, time-vested restricted stock units which generally will be cash-settled.
Restricted Stock Units (RSUs) [Member]
Employee Benefit Plans Additional (Textual) [Abstract]
Stock Options Terms of Award	Generally, restricted stock units are granted annually under the provisions of the Plan and vest in an aggregate installment on the third anniversary of the grant date. In addition, restricted stock units granted under the Plan for a variable long-term incentive program vest ratably in three equal annual installments beginning on the first anniversary of the grant date. Restricted stock units are also granted ad hoc to attract or retain key personnel, and the terms and conditions under which these restricted stock units vest vary by award
RSU Stock Settled [Member]
Employee Benefit Plans Additional (Textual) [Abstract]
Stock Options Terms of Award	Upon vesting, these restricted stock units are settled by issuing one share of ConocoPhillips common stock per unit. Units awarded to retirement eligible employees vest six months from the grant date; however, those units are not issued as common stock until the earlier of separation from the company or the end of the regularly scheduled vesting period. Until issued as stock, most recipients of the restricted stock units receive a quarterly cash payment of a dividend equivalent that is charged to retained earnings. The grant date fair market value of these restricted stock units is deemed equal to the average ConocoPhillips stock price on the grant date. The grant date fair market value of units that do not receive a dividend equivalent while unvested is deemed equal to the average ConocoPhillips stock price on the grant date, less the net present value of the dividends that will not be received
RSU Cash Settled [Member]
Employee Benefit Plans Additional (Textual) [Abstract]
Stock Options Terms of Award	Beginning in 2018, cash-settled executive restricted stock units replaced the stock option program. These restricted stock units, subject to elections to defer, will be settled in cash equal to the fair market value of a share of ConocoPhillips common stock per unit on the settlement date and are classified as liabilities on the balance sheet. Units awarded to retirement eligible employees vest six months from the grant date; however, those units are not settled until the earlier of separation from the company or the end of the regularly scheduled vesting period. Compensation expense is initially measured using the average fair market value of ConocoPhillips common stock and is subsequently adjusted, based on changes in the ConocoPhillips stock price through the end of each subsequent reporting period, through the settlement date. Recipients receive an accrued reinvested dividend equivalent that is charged to compensation expense. The accrued reinvested dividend is paid at the time of settlement, subject to the terms and conditions of the award.
PSU Stock Settled [Member]
Employee Benefit Plans Additional (Textual) [Abstract]
Stock Options Terms of Award	For performance periods beginning before 2009, PSUs do not vest until the employee becomes eligible for retirement by reaching age 55 with five years of service, and restrictions do not lapse until the employee separates from the company. With respect to awards for performance periods beginning in 2009 through 2012, PSUs do not vest until the earlier of the date the employee becomes eligible for retirement by reaching age 55 with five years of service or five years after the grant date of the award, and restrictions do not lapse until the earlier of the employee’s separation from the company or five years after the grant date (although recipients can elect to defer the lapsing of restrictions until separation). We recognize compensation expense for these awards beginning on the grant date and ending on the date the PSUs are scheduled to vest. Since these awards are authorized three years prior to the grant date, for employees eligible for retirement by or shortly after the grant date, we recognize compensation expense over the period beginning on the date of authorization and ending on the date of grant. Until issued as stock, recipients of the PSUs receive a quarterly cash payment of a dividend equivalent that is charged to retained earnings. Beginning in 2013, PSUs authorized for future grants will vest, absent employee election to defer, upon settlement following the conclusion of the three-year performance period. We recognize compensation expense over the period beginning on the date of authorization and ending on the conclusion of the performance period. PSUs are settled by issuing one share of ConocoPhillips common stock per unit.
PSU Cash Settled [Member]
Employee Benefit Plans Additional (Textual) [Abstract]
Stock Options Terms of Award	Beginning in February 2014, initial target PSU awards are issued near the beginning of new performance periods. These initial target PSU awards will terminate at the end of the performance periods and will be settled after the performance periods have ended. Also in 2014, initial target PSU awards were issued for open performance periods that began in prior years. For the open performance period beginning in 2012, the initial target PSU awards terminated at the end of the three-year performance period and were replaced with approved PSU awards. For the open performance period beginning in 2013, the initial target PSU awards terminated at the end of the three-year performance period and were settled after the performance period ended.